FAIR VALUE MEASUREMENT	12 Months Ended
Dec. 31, 2014
FAIR VALUE MEASUREMENT
FAIR VALUE MEASUREMENT

23.FAIR VALUE MEASUREMENT

The Company applies ASC topic 820, “Fair Value Measurements and Disclosures”. ASC 820 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. ASC 820 requires disclosures to be provided on fair value measurement.

ASC 820 establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

Level 1 — Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2 — Include other inputs that are directly or indirectly observable in the marketplace.

Level 3 — Unobservable inputs which are supported by little or no market activity.

ASC 820 describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

In accordance with ASC 820, the available-for-sale investment of the mutual fund is classified within Level 1 as the Company measures the fair value using quoted trading prices that are published on a regular basis. The available-for-sale investments in preferred shares of Investee C and convertible loan of investee D are classified within Level 3 and determined based on discounted cash flow model using the discount curve of market interest rates. The fair value of the investments was determined by management with the assistance of an independent third party valuation firm.

The following table presents a reconciliation of the financial assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3):

Investment in the Investee C
RMB’000
Fair value at January 1, 2013	1,716
Changes in fair value*	(1,716)
Fair value at December 31, 2013 and 2014	—
Fair value at December 31, 2014 (US$’000)	—

*The company has written off the investment in Investee C, given the decline in value is other-than-temporary.

Investment in the Investee D
RMB’000
Fair value at January 1 and December 31, 2013	—
Investment during 2014	3,068
Changes in fair value	—
Transfers in and/or out of Level 3	—
Fair value at December 31, 2014	3,068
Fair value at December 31, 2014 (US$’000)	494

The Company’s valuation techniques used to measure the fair value were derived from management’s assumptions of estimations. Changes in the fair value of the available-for-sale investment will be recorded in other comprehensive income.